Summary of significant accounting policies - Cash and cash equivalents (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of significant accounting policies
Cash and cash equivalents	¥ 7,902,053	$ 1,103,084	¥ 3,918,146
PRC
Summary of significant accounting policies
Cash and cash equivalents	¥ 7,897,292	$ 1,102,419	¥ 3,910,713